Equity Line of Credit - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022
General and Administrative [Member]
Class of Stock [Line Items]
Commitment fee payable amount		$ 2,500
Common Stock [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount		1,000
Accrued Expense [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount		$ 1,500
Tumim Stone Capital [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount	$ 1,000
Common Stock Purchase Agreement [Member] | Tumim Stone Capital [Member]
Class of Stock [Line Items]
Commitment fee payable amount	2,500
Common stock, value	$ 100,000